INCOME TAXES (Details 1) - USD ($)	Feb. 28, 2018	Feb. 28, 2017
Non-current deferred tax assets:
Prepaid rental	$ 2,386,560	$ 1,694,073
Property and equipment	657,593	591,917
Impairment loss on long-term investments	553,229	2,098,309
Others	66,057	33,129
Tax losses carry-forward	38,248,065	27,830,452
Less: valuation allowance	(24,550,491)	(16,059,579)
Non-current deferred tax assets, net	17,361,013	16,188,301
Non-current deferred tax liabilities:
Accrued ADR income	0	34,500
Intangible assets	5,342,969	5,959,102
Property and equipment	274,524	852,719
Long-term investments	14,421,547	6,339,565
Non-current deferred tax liabilities	$ 20,039,040	$ 13,185,886